File No. 333-122700


                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549-1004

                                 POST-EFFECTIVE
                                AMENDMENT NO. 5

                                       TO

                                    FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                                     FT 947
                       NANOTECHNOLOGY PORTFOLIO, SERIES 2
                   REGIONAL BANK & THRIFT PORTFOLIO, SERIES 8
                             (Exact Name of Trust)

                          FIRST TRUST PORTFOLIOS L.P.
                           (Exact Name of Depositor)

                             120 East Liberty Drive
                                   Suite 400
                            Wheaton, Illinois  60187

         (Complete address of Depositor's principal executive offices)


          FIRST TRUST PORTFOLIOS L.P.          CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen                Attn:  Eric F. Fess
          120 East Liberty Drive               111 West Monroe Street
          Suite 400                            Chicago, Illinois  60603
          Wheaton, Illinois  60187


               (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:          immediately upon filing pursuant to paragraph (b)
:__X_:          June 30, 2010
:____:          60 days after filing pursuant to paragraph (a)
:____:          on (date) pursuant to paragraph (a) of rule (485 or 486)


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                                      S-1

                      CONTENTS OF POST-EFFECTIVE AMENDMENT
                           OF REGISTRATION STATEMENT

          This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

          The facing sheet

          The purpose of the Amendment

          The signatures


                          THE PURPOSE OF THE AMENDMENT

          The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 947 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


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                                      S-2

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 947, NANOTECHNOLOGY PORTFOLIO, SERIES 2 and REGIONAL BANK & THRIFT PORTFOLIO, SERIES 8, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on June 30, 2010.

                                     FT 947

                                     NANOTECHNOLOGY PORTFOLIO, SERIES 2
                                     REGIONAL BANK & THRIFT PORTFOLIO, SERIES 8
                                    (Registrant)

                                     By:  FIRST TRUST PORTFOLIOS L.P.
                                         (Depositor)


                                     By:  Jason T. Henry
                                          Senior Vice President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

          NAME                 TITLE*                      DATE

Judith  M.  Van  Kampen        Director                  )
                               of  The  Charger          ) June  30,  2010
                               Corporation,  the         )
                               General  Partner  of      )
                               First  Trust              )
                               Portfolios  L.P.          )
                                                         )
Karla  M.  Van  Kampen-Pierre  Director                  )
                               of  The  Charger          ) Jason  T.  Henry
                               Corporation,  the         ) Attorney-in-Fact**
                               General  Partner  of      )
                               First  Trust              )
                               Portfolios  L.P.          )
                                                         )
David  G.  Wisen               Director                  )
                               of  The  Charger          )
                               Corporation,  the         )
                               General  Partner  of      )
                               First  Trust              )
                               Portfolios  L.P.          )


          * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

          **          An  executed  copy  of  the  related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.

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